Condensed Consolidated Statements of (Deficit) Equity - USD ($) $ in Thousands	Total	Member capital	Accumulated Deficit	Accumulated other comprehensive income (loss)	Total membership (deficit) equity	Non-controlling interests
Beginning balance at Dec. 31, 2012	$ 184,410	$ 839,234	$ (658,426)	$ 1,284	$ 182,092	$ 2,318
Net (loss) income	(202,562)		(203,452)		(203,452)	890
Other comprehensive (loss) income, net of taxes	19			(101)	(101)	120
Investment by parent	2,155	2,155			2,155
Stock-based compensation	(2,001)	(2,001)			(2,001)
Exercise of stock options	(619)	(619)			(619)
Dividend paid by subsidiary to owners of non-controlling interests	(684)					(684)
Ending balance at Dec. 31, 2013	(19,282)	838,769	(861,878)	1,183	(21,926)	2,644
Net (loss) income	(89,562)		(90,534)		(90,534)	972
Other comprehensive (loss) income, net of taxes	(13,167)			(12,786)	(12,786)	(381)
Stock-based compensation	1,869	1,869			1,869
Exercise of stock options	(857)	(857)			(857)
Dividend paid by subsidiary to owners of non-controlling interests	(617)					(617)
Ending balance at Dec. 31, 2014	(121,616)	839,781	(952,412)	(11,603)	(124,234)	2,618
Net (loss) income	(340,087)		(340,927)		(340,927)	840
Other comprehensive (loss) income, net of taxes	(5,021)			(4,738)	(4,738)	(283)
Stock-based compensation	1,805	1,805			1,805
Exercise of stock options	(76)	(76)			(76)
Dividend paid by subsidiary to owners of non-controlling interests	(541)	0				(541)
Ending balance at Dec. 31, 2015	(465,536)	841,510	(1,293,339)	(16,341)	(468,170)	2,634
Net (loss) income	(61,233)		(61,595)		(61,595)	362
Other comprehensive (loss) income, net of taxes	(10,892)			(10,932)	(10,932)	40
Stock-based compensation	1,521	1,521			1,521
Exercise of stock options	(404)	(404)			(404)
Ending balance at Jul. 01, 2016	$ (536,544)	$ 842,627	$ (1,354,934)	$ (27,273)	$ (539,580)	$ 3,036